Scope of consolidation	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Scope of consolidation
s forth a list of the principal subsidiaries of FCA, which are grouped by our reportable segments, as well as our holding and other companies:

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
Alfa Romeo (Shanghai) Automobiles Sales Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.S.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe SENC(1)	Luxembourg	100.00
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(1) Previously named Fiat Chrysler Finance Europe S.A.
Magneti Marelli Discontinued Operations and Disposal
On April 5, 2018, the FCA Board of Directors announced that it had authorized FCA management to develop and implement a plan to separate the Magneti Marelli business from the Group and to distribute shares of a new holding company for Magneti Marelli to the shareholders of FCA.
At September 30, 2018, the separation within the next twelve months became highly probable and Magneti Marelli operations met the criteria to be classified as a disposal group held for sale. It also met the criteria to be classified as a discontinued operation pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations.
On October, 22, 2018, FCA announced that it has entered into a definitive agreement to sell its Magneti Marelli business to CK Holdings Co., Ltd. On May 2, 2019, FCA completed the sale of Magneti Marelli for consideration of €5,772 million (including €5,774 million cash consideration, contingent consideration receivable with a fair value of €70 million, contingent consideration payable by FCA of €16 million, costs relating to the transaction of €16 million and a preliminary purchase price adjustment of approximately €40 million) subject to customary final confirmation of purchase price adjustments by the buyer.
The following table shows the calculation of the gain on sale on the Magneti Marelli transaction:

At May 2, 2019
(€ million)
Intangible assets	€788
Property, plant and equipment	2,146
Financial receivables	10
Cash and cash equivalents	426
Other assets	2,055
Debt	(782)
Trade and other payables	(1,942)
Other liabilities	(791)
Net assets sold	€1,910
Consideration	5,772
Reclassification of amounts in OCI relating to Magneti Marelli(1)	(91)
Gain on sale attributable to FCA	€3,771
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(1) Excluding amounts related to remeasurement of defined benefit plans.
Refer to the Consolidated Statement of Cash flows for the year ended December 31, 2019, for the aggregate cash flows arising from the sale of Magneti Marelli, which consists of the cash consideration received net of the cash and cash equivalents transferred in the sale, as disclosed in the table above.
The presentation of the Magneti Marelli business is as follows:

•
The operating results of Magneti Marelli have been excluded from the Group’s continuing operations and are presented net of taxes as a single line item within the Consolidated Income Statement up to the completion of the sale transaction on May 2, 2019 and for the years ended December 31, 2018 and 2017. In order to present the financial effects of a discontinued operation, revenues and expenses arising from intercompany transactions were eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operation. However, no profit or loss is recognized for intercompany transactions within the Consolidated Income Statement.

•	The assets and liabilities of Magneti Marelli have been classified as Assets held for sale and Liabilities held for sale within the Consolidated Statement of Financial Position at December 31, 2018.

•
Cash flows arising from Magneti Marelli up to the completion of the sale transaction on May 2, 2019, have been presented separately as discontinued cash flows from operating, investing and financing activities within the Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017. These cash flows represent those arising from transactions with third parties.

•
In accordance with the IFRS 5, depreciation and amortization on the assets of Magneti Marelli ceased as at September 30, 2018. The impact of ceasing depreciation of the property, plant and equipment and amortization of the intangible assets of Magneti Marelli was €134 million for the period up to the completion of the sale transaction on May 2, 2019 (€96 million for the year ended December 31, 2018), net of tax of €27 million (€20 million for the year ended December 31, 2018).

•	The operating results from discontinued operations includes €5 million of interest on lease liabilities for the year ended December 31, 2019.

•
Total expenses recognized in the operating results from discontinued operations relating to short-term leases and low-value assets leases amounted to €6 million and €2 million, respectively, for the period up to the completion of the sale transaction on May 2, 2019.

The following table represents the assets and liabilities of the Magneti Marelli business which were classified as held for sale at December 31, 2018:

	At December 31, 2018(1)
	Total	Current	Non-current
	(€ million)
Assets classified as held for sale
Intangible assets	€717	€—	€717
Property, plant and equipment	1,793	—	1,793
Deferred tax assets	127	—	127
Inventories	766	766	—
Trade and other receivables	545	492	53
Cash and cash equivalents	719	719	—
Other assets	129	27	102
Total Assets held for sale(2)	€4,796

Liabilities classified as held for sale
Debt	€177	€64	€113
Employee benefits liabilities	300	55	245
Provisions	210	100	110
Deferred tax liabilities	99	—	99
Trade and other payables	1,788	1,788	—
Other liabilities	357	305	52
Total Liabilities held for sale	€2,931
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(1) Amounts presented are not representative of the financial position of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
(2) Assets held for sale as presented on the face of the Consolidated Statement of Financial Position at December 31, 2018, includes €5 million not related to the Magneti Marelli business.
The following table summarizes the operating results of Magneti Marelli up to the completion of the sale transaction on May 2, 2019, that were excluded from the Consolidated Income Statement for the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019(1)	2018(1)	2017(1)
	(€ million)
Net revenues	€1,657	€4,998	€5,204
Expenses	1,447	4,493	4,798
Net financial expenses	5	85	124
Profit before taxes from discontinued operations	205	420	282
Tax expense	44	118	63
Profit after taxes from discontinued operations	161	302	219
Add: Gain on sale attributable to FCA	3,771	—	—
Less: Tax expense on gain on sale	2	—	—
Profit from discontinued operations, net of taxes	€3,930	€302	€219
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(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
We have elected to present both the tax on the gain after the participation exemption of €55 million and the corresponding utilization of tax losses as a net nil impact within Profit from discontinued operations, net of tax.
Plastic Components and Automotive Modules Business Held for Sale
During the year ended December 31, 2019, certain entities within our plastic components and automotive modules business met the criteria to be presented as held for sale. On January 31, 2020, the Group entered into agreements for the sale of several of the groups of assets within our plastic components and automotive modules businesses for a total sale price of approximately €47.5 million.
Teksid Cast Iron Components Business Held for Sale
During December 2019, FCA announced that it had entered into an agreement with Tupy S.A. for the sale of FCA’s global cast iron automotive components business, which is operated through FCA’s subsidiary Teksid S.p.A.
The proposed sale includes Teksid’s cast iron production facilities in Brazil, Mexico, Poland and Portugal, in addition to Teksid’s interest in a joint venture in China and as a result the related assets of €325 million and liabilities of €212 million met the criteria to be presented as held for sale. The agreement values the business at €210 million enterprise value. Consideration, subject to customary purchase price adjustments, will be paid at closing expected in the second half of 2020. The proposed transaction is subject to customary closing conditions, including the receipt of antitrust approvals.
Teksid’s aluminum business is not included in the transaction and will remain part of the Group.
Acquisition of the Assets of Vari-Form Inc.
During the year ended December 31, 2019, FCA N.V., through subsidiaries in Canada, Mexico and Italy, entered into asset purchase agreements for the assets of Vari-Form, a vehicle component manufacturer. The most significant element of these transactions was in Canada for an amount of U.S.$62 million (€55 million), the majority of which was allocated to goodwill, recognized within the North America segment.
Itedi S.p.A Held for Sale
On June 27, 2017, the merger between FCA's consolidated media and publishing subsidiary, Italiana Editrice S.p.A (“Itedi”), in which FCA had a 77 percent ownership interest, and the Italian media group, GEDI Gruppo Editoriale S.p.A. (“GEDI”), previously known as Gruppo Editoriale L’Espresso S.p.A, was completed. The merger transaction transferred 100 percent of the shares of Itedi to GEDI in exchange for newly issued GEDI shares, resulting in CIR S.p.A., the controlling shareholder of GEDI, holding a 43.4 percent ownership interest in GEDI, FCA holding 14.63 percent and Ital Press holding 4.37 percent.
FCA distributed its entire interest in GEDI to holders of FCA common shares on July 2, 2017 in the ratio of 0.0484 GEDI ordinary shares for each FCA common share. As a result, the Group recorded a gain of €49 million within Gains on disposal in the Consolidated Income Statement for the year ended December 31, 2017.
Deconsolidation of FCA Venezuela
Throughout 2017, macroeconomic conditions in Venezuela continued to deteriorate. In the second quarter of 2017, asset impairment charges of €21 million relating to certain real estate assets in Venezuela were recognized, recorded within Selling, general and other costs. In December 2017, due to the restrictive monetary policy in Venezuela coupled with the inability to pay dividends and U.S. Dollar obligations, as well as the deteriorating economic conditions, which constrained the ability to maintain normal production in Venezuela, we concluded we were no longer able to exert control over our Venezuelan operations in order to affect our returns. As such, in accordance with IFRS 10 - Consolidated Financial Statements, as of December 31, 2017, we deconsolidated our subsidiary FCA Venezuela LLC (“FCA Venezuela”), resulting in a pre-tax, non-cash charge of €42 million recorded within Selling, general and other costs in the Consolidated Income Statement for the year ended December 31, 2017. Upon deconsolidation, FCA's investment in FCA Venezuela was recognized at fair value, which was nil at December 31, 2017 and has been accounted for at cost in subsequent periods.
The following significant transactions with non-controlling interests occurred:
2019

•	There were no significant transactions with non-controlling interests.
2018

•	There were no significant transactions with non-controlling interests.
2017

•
Disposal of the 16.0 percent of the Group's interest in FMM Pernambuco to the minority interest in January 2017, and subsequent loss of control during the third quarter of 2017, resulting in a gain on disposal of €19 million.